Long-Term Debt - NOK Senior Unsecured Bonds - Additional Information (Details) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 1,842,546		$ 1,987,558
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr		kr 3.1
Carrying amount of bonds	$ 347,163		$ 352,973
Unsecured Debt | Foreign Exchange Contract
Debt Instrument [Line Items]
Principal Amount $	$ 382,500
Unsecured Debt | Minimum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	5.92%	5.92%
Unsecured Debt | Maximum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	7.89%	7.89%
Unsecured Debt | NIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.70%
Unsecured Debt | NIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	6.00%